PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Total - cost	$ 4,524,210		$ 3,846,663	$ 3,636,663
Total - accumulated depreciation	(42,601)		(36,921)	(25,935)
Total Property, plant and equipment, net	4,481,609		3,809,742	3,610,728
Depreciation expense	5,680	$ 2,746	10,986	10,843
Processing plant under construction
PROPERTY, PLANT AND EQUIPMENT
Total - cost	4,341,736		3,791,736	3,581,736
Total Property, plant and equipment, net	$ 4,341,736		$ 3,791,736	3,581,736
Computer equipment
PROPERTY, PLANT AND EQUIPMENT
Computer equipment and furniture and fixtures (useful life)	5 years		5 years
Total - cost	$ 30,020		$ 9,820	9,820
Total - accumulated depreciation	(7,365)		(6,874)	(4,910)
Total Property, plant and equipment, net	22,655		$ 2,946	4,910
Field equipment
PROPERTY, PLANT AND EQUIPMENT
Total - cost	107,347
Total - accumulated depreciation	(2,933)
Total Property, plant and equipment, net	$ 104,414
Furniture and fixtures
PROPERTY, PLANT AND EQUIPMENT
Computer equipment and furniture and fixtures (useful life)	5 years		5 years
Total - cost	$ 22,101		$ 22,101	22,101
Total - accumulated depreciation	(17,376)		(16,271)	(11,850)
Total Property, plant and equipment, net	4,725		5,830	10,251
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Total - cost	23,006		23,006	23,006
Total - accumulated depreciation	(14,927)		(13,776)	(9,175)
Total Property, plant and equipment, net	$ 8,079		$ 9,230	$ 13,831